CONSOLIDATED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	[1]
CONSOLIDATED INCOME STATEMENT
Revenue	$ 9,097	$ 8,596		$ 7,014
Cost of sales	(7,778)	(7,210)		(5,786)
Gross profit/(loss)	1,319	1,386		1,228
Sales, general and administration expenses	(433)	(450)		(462)
Intangible amortization and impairment	451	264		191
Operating profit/(loss)	435	672		575
Net finance expense	(654)	(671)		(681)
Profit/(loss) before tax	(219)	1		(106)
Income tax (charge)/credit	(44)	40		(66)
Profit/(loss) for the year	(263)	41	[2]	(172)	[2]
(Loss)/profit attributable to:
Owners of the parent	(256)	38		(172)
Non‑controlling interests	(7)	3
Before exceptional items
CONSOLIDATED INCOME STATEMENT
Revenue	9,097	8,596		7,014
Cost of sales	(7,654)	(7,110)		(5,771)
Gross profit/(loss)	1,443	1,486		1,243
Sales, general and administration expenses	(414)	(401)		(332)
Intangible amortization and impairment	265	264		191
Operating profit/(loss)	764	821		720
Net finance expense	(626)	(539)		(584)
Profit/(loss) before tax	138	282		136
Income tax (charge)/credit	(98)	(98)		(115)
Profit/(loss) for the year	40	184		21
Exceptional items
CONSOLIDATED INCOME STATEMENT
Cost of sales	(124)	(100)		(15)
Gross profit/(loss)	(124)	(100)		(15)
Sales, general and administration expenses	(19)	(49)		(130)
Intangible amortization and impairment	186
Operating profit/(loss)	(329)	(149)		(145)
Net finance expense	(28)	(132)		(97)
Profit/(loss) before tax	(357)	(281)		(242)
Income tax (charge)/credit	54	138		49
Profit/(loss) for the year	$ (303)	$ (143)		$ (193)

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements